INCOME TAXES (Details 2)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Right Of Use Asset And Liability Stopped Here
Tax at U.S. federal statutory rate					21.00%	21.00%
State, net of federal benefit					5.73%	5.89%
Non-Deductible Expenses					(0.94%)	(0.40%)
Change in valuation allowance					(25.79%)	(26.49%)
Provision for income tax (benefit) effective rates	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%